Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross amount:
Beginning balance	$ 1,848	$ 1,848
Goodwill recognized in acquisition
Disposal
Ending balance	1,848	1,848	1,848
Accumulated impairment loss:
Beginning balance	(606)
Disposal
Charge for the year	0	(606)	0
Ending balance	(606)	(606)
Goodwill, net	1,242	1,242
ODP
Gross amount:
Beginning balance	606	606
Goodwill recognized in acquisition
Disposal
Ending balance	606	606
Accumulated impairment loss:
Beginning balance	(606)
Disposal
Charge for the year		(606)
Ending balance	(606)	(606)
Goodwill, net	0	0
Brand name phone sales
Gross amount:
Beginning balance	1,242	1,242
Goodwill recognized in acquisition
Disposal
Ending balance	1,242	1,242
Accumulated impairment loss:
Disposal
Goodwill, net	$ 1,242	$ 1,242